Segmental Information	6 Months Ended
Jun. 30, 2015
Segment Reporting [Abstract]
Segmental Information
SEGMENTAL INFORMATION

We own and operate LNG carriers and FSRUs and provide these services under time charters under varying periods, trades in physical and future LNG contracts, and are in the process of developing our first FLNGV. Since the initial public offering ("IPO") of Golar Partners, we have become a project development company. Our reportable segments consist of the primary services each provides. Although our segments are generally influenced by the same economic factors, each represents a distinct product in the LNG industry. There have not been any intersegment sales during the periods presented. Segment results are evaluated based on net income. The accounting principles for the segments are the same as for our consolidated financial statements. Indirect general and administrative expenses are allocated to each segment based on estimated use.

The split of the organization of the business into three reportable segments is based on differences in management structure and reporting, economic characteristics, customer base, asset class and contract structure. As of June 30, 2015, we operate in the following three reportable segments:

•
Vessel operations – We operate and subsequently charter out LNG carriers and FSRUs on fixed terms to customers. We aggregate our vessel operations into one reportable segment as they exhibit similar expected long-term financial performance.

•
LNG trading – We provide physical and financial risk management in LNG and gas markets for its customers around the world. Activities include structured services to outside customers, arbitrage service as well as proprietary trading.

•
FLNGV - In 2014, we ordered our first floating liquefaction natural gas vessel based on the conversion of our existing LNG carrier, the Hilli and in December 2014, we signed an agreement for the conversion of the LNG carrier, the Gimi to a FLNGV. Our first FLNGV is expected to be delivered in 2017. The costs associated with the conversion of the FLNGV has been considered as a separate segment.

The LNG trading operations meets the definition of an operating segment as the business is a financial trading business and its financial results are reported directly to the chief operating decision maker. The LNG trading segment is a distinguishable component of the business from which we earn revenues and incur expenses and whose operating results are regularly reviewed by the chief operating decision maker, and which is subject to risks and rewards different from the vessel operations segment.

FLNGV meets the definition of an operating segment as the business is a distinguishable component of the business from which once the first FLNG is delivered to us, we will earn revenues and incur expenses and whose operating results will be regularly reviewed by the chief operating decision maker, and due to its nature is subject to risks and rewards different from the vessel operations segment or the LNG trading segment.

	Three months ended				Three months ended
	June 30, 2015				June 30, 2014
(in thousands of $)	Vessel operations	LNG Trading	FLNGV*	Total	Vessel operations	LNG Trading	Total
Time charter revenues	16,922	—	—	16,922	18,336	—	18,336
Vessel and other management fees	3,222	—	—	3,222	2,748	—	2,748
Vessel and voyage operating expenses	(36,225)	—	—	(36,225)	(15,026)	—	(15,026)
Administrative expenses	(9,214)	—	—	(9,214)	(4,542)	35	(4,507)
Depreciation and amortization	(18,118)	—	—	(18,118)	(12,055)	(77)	(12,132)
Gain on disposals to Golar Partners (including amortization of deferred gains)	126	—	—	126	(483)	—	(483)
Impairment of vessel 'Held for sale'	(1,032)	—	—	(1,032)	—	—	—
Dividend income	3,914	—	—	3,914	6,439	—	6,439
Other non-operating (loss)/income	—	—	—	—	(1,468)	718	(750)
Net financial income/(expenses)	35,080	—	—	35,080	(23,391)	—	(23,391)
Income taxes	742	—	—	742	566	—	566
Equity in net earnings of affiliates	4,406	—	—	4,406	3,970	—	3,970
Net loss/(income)	(177)	—	—	(177)	(24,906)	676	(24,230)
Non-controlling interests	(2,386)	—	—	(2,386)	—	—	—
Net income (loss) attributable to Golar LNG Ltd	(2,563)	—	—	(2,563)	(24,906)	676	(24,230)
Total assets	3,743,226	—	428,005	4,171,231	3,405,382	1,353	3,406,735

	Six months ended				Six months ended
	June 30, 2015				June 30, 2014
(in thousands of $)	Vessel operations	LNG Trading	FLNGV*	Total	Vessel operations	LNG Trading	Total
Time charter revenues	45,757	—	—	45,757	36,872	—	36,872
Vessel and other management fees	6,545	—	—	6,545	5,178	—	5,178
Vessel and voyage operating expenses	(74,469)	—	—	(74,469)	(34,907)	—	(34,907)
Administrative expenses	(16,166)	—	—	(16,166)	(9,332)	(39)	(9,371)
Depreciation and amortization	(35,815)	—	—	(35,815)	(24,236)	(231)	(24,467)
Other operating gains and losses	—	—	—	—	—	1,317	1,317
Gain on disposals to Golar Partners (including amortization of deferred gains)	103,790	—	—	103,790	35,036	—	35,036
Loss on disposal of fixed assets	(5,824)	—	—	(5,824)	—	—	—
Impairment of vessel 'Held for sale'	(1,032)	—	—	(1,032)	—	—	—
Dividend income	7,495	—	—	7,495	12,855	—	12,855
Other non-operating (loss)/income	—	—	—	—	(750)	718	(32)
Loss on sale of available-for-sale securities	(3,011)	—	—	(3,011)	—	—	—
Net financial income/(expenses)	(11,908)	—	—	(11,908)	(41,732)	(252)	(41,984)
Income taxes	1,803	—	—	1,803	1,180	—	1,180
Equity in net earnings of affiliates	7,225	—	—	7,225	7,084	—	7,084
Net Income	24,390	—	—	24,390	(12,752)	1,513	(11,239)
Non-controlling interests	(5,035)	—	—	(5,035)	—	—	—
Net income (loss) attributable to Golar LNG Ltd	19,355	—	—	19,355	(12,752)	1,513	(11,239)
Total assets	3,743,226	—	428,005	4,171,231	3,405,382	1,353	3,406,735
*The Hilli conversion into a FLNGV commenced in July 2014. Therefore no comparative segmental information for the period ended June 30, 2014.

Revenues from external customers

Our vessel operations arise under time and voyage charters and in particular five main charterers: Nigeria LNG Limited; a major commodity trading company; a major Japanese trading company; a multinational oil and gas company and KNPC, as of June 30, 2015. KNPC is the national oil refining company of Kuwait.

During the six months ended June 30, 2014, our vessels operated under time charters with three main charterers: KNPC, a major Japanese trading company and a major commodity trading company.

In time charters, the charterer, not the Company, controls the choice of which routes our vessel will serve. These routes can be worldwide except for FSRUs which operate in a specific location. Accordingly, our management, including the chief operating decision maker, does not evaluate our performance either according to customer or geographical region.

For the three months ended June 30, 2015 and 2014, revenues from the following charterers accounted for over 10% of our time charter revenues:

(in thousands of $)	Three months ended June 30,		Three months ended June 30,
	2015		2014
Nigeria LNG Ltd	10,556	62%	—	—%
Major commodity trading company	3,761	22%	1,473	8%
Major Japanese trading company	—	—%	12,513	68%
EDF Trading	—	—%	2,380	13%

For the six months ended June 30, 2015 and 2014, revenues from the following charterers accounted for over 10% of our time charter revenues:

(in thousands of $)	Six months ended June 30,		Six months ended June 30,
	2015		2014
Nigeria LNG Ltd	18,444	40%	—	—%
Major commodity trading company	7,910	17%	—	—%
Major Japanese trading company	6,623	14%	24,888	67%
Multinational oil and gas company	4,388	10%	—	—%
KNPC	—	—%	4,183	11%